Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

The following section has been prepared in accordance with pay versus performance rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”). Under these rules, the SEC has developed a definition of pay, referred to as Compensation Actually Paid (“CAP”). We are required to calculate CAP for our Named Executive Officers and then compare it with certain Company performance measures. Stockholders should refer to our compensation philosophy discussion and analysis in this Proxy Statement for a complete description of how executive compensation relates to Company performance measures and how the Compensation Committee makes it decisions related thereto. The Compensation Committee did not consider this SEC-required pay versus performance analysis and disclosure below in making its pay decisions for any of the years shown.

Pay Versus Performance Table

The following table shows the past three fiscal years’ total compensation for our Named Executive Officers as set forth in the Summary Compensation Table (“SCT”), the CAP to our Named Executive Officers (as determined pursuant to SEC rules), our total stockholder return (“TSR”), and our net loss. We are a “smaller reporting company,” as defined in Rule 12b-2 under the Exchange Act, and have elected to provide in this Proxy Statement certain scaled disclosures permitted under the Exchange Act for smaller reporting companies.

SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the pay versus performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable Named Executive Officer without restriction, but rather is a valuation calculated under applicable SEC rules. The methodology for calculating CAP as required by Item 402(v) of Regulation S-K takes into account, among others, changes in share price and its impact on the fair value of equity awards.

Year	SCT Total for PEO (1)	CAP to PEO (2)	Average SCT Total for Non-PEO NEOs(3)	Average CAP to Non-PEO NEOs(4)	Value of initial fixed $100 investment based on TSR(5)	Net Income (Loss) ($000)

2025	$884,701	$1,042,201	$1,077,566	$1,252,613	$244,14	$(28,622)
2024	$789,583	$789,583	$1,221,596	$1,221,596	$198.20	$(25,126)
2023	$500,000	$(150,000)	$857,770	$900,770	$414.41	$(30,150)

(1)

Represents to total compensation reported for Jonathan Javitt. Dr. Javitt served as our Interim Chief Executive Officer starting October 7, 2024 and served as our Chief Executive Officer starting January 4, 2026.

(2)

The dollar amounts reported represent the amount of CAP as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for each PEO during the applicable year, but also include the year-end value of equity awards granted during the reported year. See Table below for further information.

(3)

The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEOs (“NON-PEO NEOs”). For fiscal year 2025, our NON-PEO NEOS were Michael Abrams and Michael Duffy. For fiscal year 2024, our NON-PEO NEOS were Jonathan Javitt, Stephen H. Willard, Richard Narido, Michael Abrams, and Matthew Duffy. For fiscal year 2023, our NON-PEO NEOS was Richard Narido.

(4)

The dollar amounts reported represent the average amount of CAP, as computed in accordance with SEC rules, for our NEOs, other than our PEOs. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEOs, in the SCT for fiscal years 2025, 2024, and 2023, but also include the year-end value of equity awards granted during the reported year. See Table below for further information.

(5)

Assumes an investment of $100 for the period starting on December 31, 2022 through the end of the listed fiscal year. The closing prices of the Company’s common stock as reported on Nasdaq, as applicable, on the following trading days were: (i) $1.11 on December 30, 2022; (ii) $4.60 on December 31, 2023, (iii) $2.20 on December 31, 2024, and (iv) $2.71 on December 31, 2025.

PEO Total Compensation Amount	$ 884,701	$ 789,583	$ 500,000
PEO Actually Paid Compensation Amount	$ 1,042,201	789,583	(150,000)
Adjustment To PEO Compensation, Footnote

The table below summarizes the adjustments to the total amount reported in the SCT for PEO 1 in calculating CAP:

Year	SCT Total for PEO 1	Reported Value of Equity Awards for PEO 1(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	CAP to PEO 1
2025	$884,701	$(166,250)	$323,750	$-	$-	$-	$1,042,201
2024	$789,583	$-	$-	$-	$-	$-	$789,583
2023	500,000	-	-	$(433,329)		$(216,671)	$(150,000)

(1)	Represents the grant date fair value of the equity awards to PEO, as reported in the SCT.

Non-PEO NEO Average Total Compensation Amount	$ 1,077,566	1,221,596	857,770
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,252,613	1,221,596	900,770
Adjustment to Non-PEO NEO Compensation Footnote

The table below summarizes the adjustments to the average of the total amount reported in the SCT for our NEOs other than our PEOs in calculating CAP:

Year	Average SCT Total for Non-PEO NEOs	Average Reported Value of Equity Awards for Non-PEO NEOs(1)	Average Fair Value as of Year End for Unvested Awards Granted During the Year	Average Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Average Fair Value of Awards Granted and Vested During the Year	Average Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Average CAP to Non- PEO NEOs
2025	$1,077,566	$(276,175)	$451,222	$-	$-	$-	$1,252,613
2024	$1,221,596	$-	$-	$-	$-	$-	$1,221,596
2023	$857,770	$-	$43,000	$-	$-	$-	$900,770

(1)	Represents the grant date fair value of the equity awards to our NEOs other than our PEOs, as reported in the SCT.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

Historically we have not used financial performance measures such as TSR to align with compensation actually paid to our NEO’s. In 2023, our non-PEO NEOs consisted only of our Chief Financial Officer where payments included cash and option awards. In 2024 and 2025, our non-PEO NEOs consisted of our Chief Financial Officers and Chief Business Officer where payments included cash and option awards.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Compensation Actually Paid vs. Net Income

Analysis of the Information Presented in the Pay versus Performance Table

Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between CAP to our PEO, the average CAP to our Non-PEO Named Executive Officers, and our net Income (loss) during the two most recently completed fiscal years.

PEO

From 2024 to 2025, compensation actually paid to the PEO increased by $0.1 million or 12%. Over the same period, the Company’s Total Stockholder Loss increased by 14%. Key factors that drove the increase in pay during this period were the value of the award granted to the Chief Executive Officer.

Other NEOs

From 2024 to 2025, compensation paid to the other NEOs decreased by $0.2 million or 12%. Over the same period, the Company’s Total Stockholder Loss increased by 14%. Key factors that drove the decrease in pay during this period were due to combination of time in the role due to changing of personnel.

Compensation Actually Paid and Net Income

Our Company has not historically used net loss as a performance measure for our executive compensation program. In fiscal 2025, our net loss increased by $3.5 million, or 14%, compared to fiscal 2024. Over the same period, compensation actually paid to our PEO and non-PEO NEOs ranged from a 12% decrease to a 12% increase, primarily reflecting changes in compensation associated with equity awards granted during fiscal 2025 rather than changes in net loss.

Total Shareholder Return Amount	$ 24,414	198.2	414.41
Net Income (Loss)	$ (28,622,000)	(25,126,000)	(30,150,000)
PEO Name	Jonathan Javitt
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (166,250)	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	323,750	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(433,329)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(216,671)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(276,175)	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	451,222	0	43,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0